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                  The Hartford Financial Services Group, Inc.
                              Investment Law Unit
                              55 Farmington Avenue
                               Hartford, CT 06105


VIA ELECTRONIC TRANSMISSION


August 29, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  The Hartford Mutual Funds, - Rule 497(j) Filing
     In Connection with Post-Effective Amendment #27
     File No. 333-02381
     CIK No. 0001006415

Dear Commissioners:

     In lieu of filing the definitive prospectuses and statement of additional information for The Hartford Mutual Funds, Inc. (the "Company") pursuant to Rule 497(c) under the Securities Act of 1933, the Company certifies that:

1) the form of prospectuses and statement of additional information for The Hartford Equity Income Fund, a new series of the Company, that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement amendment, and

2) the text of the most recent registration statement amendment was filed electronically on August 19, 2003.

     Please contact me at (860) 297-6443 with any questions.


Sincerely,

/s/ Kevin J. Carr
---------------------------
Kevin J. Carr
Assistant General Counsel